Commitments - Royalties in Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Commitments [Line Items]
Royalties	$ 197.9	$ 94.2
Aggregate continuing and discontinued operations
Disclosure Of Commitments [Line Items]
Royalties	197.9	94.2
Côté Gold | Discontinued operations
Disclosure Of Commitments [Line Items]
Royalties	70.5	19.4
Westwood
Disclosure Of Commitments [Line Items]
Royalties	0.0	0.3
Essakane
Disclosure Of Commitments [Line Items]
Royalties	$ 127.4	$ 74.5